Schedule of Investments (unaudited)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$1,512	$1,382,074
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	644	572,799
Raytheon Technologies Corp., 7.50%, 09/15/29	690	800,179
		2,755,052
Agriculture — 1.6%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)(a)	2,856	2,825,298
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	692	611,866
Philip Morris International Inc.
0.00%, 11/17/29 (Call 09/17/29)(b)	1,840	1,921,770
3.38%, 08/15/29 (Call 05/15/29)	1,169	1,082,634
		6,441,568
Airlines — 0.2%
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 02/15/29	159	143,669
American Airlines 2017-2 Class AA Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	627	553,965
		697,634
Auto Manufacturers — 1.8%
American Honda Finance Corp., 2.25%, 01/12/29(a)	1,093	966,901
General Motors Co., 5.40%, 10/15/29 (Call 08/15/29)	1,485	1,475,110
General Motors Financial Co. Inc.
4.30%, 04/06/29 (Call 02/06/29)	1,400	1,309,154
5.65%, 01/17/29 (Call 10/17/28)	767	773,634
Toyota Motor Corp., 2.76%, 07/02/29	662	606,213
Toyota Motor Credit Corp.
3.65%, 01/08/29	607	586,392
4.45%, 06/29/29	1,405	1,414,498
		7,131,902
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	315	303,918
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	434	408,616
		712,534
Banks — 7.0%
Banco Santander SA, 3.31%, 06/27/29	1,387	1,257,898
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	968	897,655
3.85%, 04/26/29 (Call 02/26/29)(a)	530	510,931
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	764	657,644
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(a)	698	676,516
ING Groep NV, 4.05%, 04/09/29	1,384	1,316,059
KeyBank NA/Cleveland OH, 3.90%, 04/13/29	511	472,619
KeyCorp, 2.55%, 10/01/29	1,195	1,040,964
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	2,375	2,146,406
3.74%, 03/07/29	1,956	1,856,088
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	1,031	963,521
PNC Bank NA, 2.70%, 10/22/29	976	855,923
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	2,166	2,051,787
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29	665	578,769
2.72%, 09/27/29	897	776,542
3.04%, 07/16/29	3,499	3,130,555
3.20%, 09/17/29(a)	610	535,434
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)(a)	988	935,231
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	1,481	1,348,480
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	389	366,321
Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
4.15%, 01/24/29 (Call 10/24/28)	$3,846	$3,733,466
Series B, 7.95%, 11/15/29	275	312,961
Wintrust Financial Corp., 4.85%, 06/06/29	425	398,769
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	640	543,251
		27,363,790
Beverages — 3.4%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	5,638	5,723,077
Coca-Cola Co. (The), 2.13%, 09/06/29	1,602	1,414,150
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	1,304	1,188,271
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	1,368	1,203,881
Keurig Dr Pepper Inc., 3.95%, 04/15/29 (Call 02/15/29)	1,560	1,501,453
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)(a)	1,597	1,452,839
7.00%, 03/01/29(a)	684	786,983
		13,270,654
Biotechnology — 0.8%
Amgen Inc.
3.00%, 02/22/29 (Call 12/22/28)	1,137	1,043,402
4.05%, 08/18/29 (Call 06/18/29)	1,965	1,899,684
		2,943,086
Building Materials — 0.4%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	1,078	955,507
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	764	725,242
		1,680,749
Chemicals — 2.3%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	484	448,881
Celanese U.S. Holdings LLC, 6.33%, 07/15/29 (Call 05/15/29)(a)	1,151	1,169,105
Dow Chemical Co. (The), 7.38%, 11/01/29	1,255	1,432,520
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	819	753,431
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	1,194	1,119,339
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)(a)	1,000	972,210
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	424	376,160
Rohm & Haas Co., 7.85%, 07/15/29	785	899,587
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	592	562,832
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	1,284	1,155,125
		8,889,190
Commercial Services — 2.8%
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	1,856	1,647,850
5.30%, 08/15/29 (Call 06/15/29)	860	862,933
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	715	701,987
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)	2,230	2,006,598
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	1,326	1,266,197
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	1,013	897,619
2.70%, 03/01/29 (Call 01/01/29)(c)	1,434	1,299,577
4.25%, 05/01/29 (Call 02/02/29)(a)(c)	1,390	1,366,954
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	942	899,742
		10,949,457
Computers — 3.1%
Apple Inc.
2.20%, 09/11/29 (Call 06/11/29)	2,333	2,069,814
3.25%, 08/08/29 (Call 06/08/29)	1,395	1,325,320
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)	2,690	2,715,017

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
HP Inc., 4.00%, 04/15/29 (Call 02/15/29)	$1,550	$1,462,983
International Business Machines Corp., 3.50%, 05/15/29	4,525	4,253,048
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)	630	513,689
		12,339,871
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	931	825,601
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/29 (Call 01/24/29)	1,347	1,242,419
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	1,343	1,172,050
		3,240,070
Diversified Financial Services — 3.3%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	841	744,310
American Express Co., 4.05%, 05/03/29 (Call 03/03/29)(a)	1,745	1,705,197
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	1,557	1,550,647
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	763	683,389
3.25%, 05/22/29 (Call 02/22/29)	829	774,899
4.00%, 02/01/29 (Call 11/01/28)(a)	933	909,554
Intercontinental Exchange Inc., 4.35%, 06/15/29 (Call 04/15/29)	2,095	2,080,105
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	784	754,090
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	1,472	1,372,728
Nomura Holdings Inc.
2.71%, 01/22/29	649	561,534
5.61%, 07/06/29	818	831,562
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	872	832,525
		12,800,540
Electric — 5.9%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	684	588,917
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	1,011	951,250
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	663	582,207
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	599	549,361
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	628	553,243
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	979	906,133
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	959	850,422
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	513	489,823
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	860	814,764
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	910	987,805
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)(a)	432	417,787
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	1,407	1,252,582
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	741	720,689
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	939	826,649
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	397	372,251
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	1,183	1,139,690
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	590	557,084
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	671	645,616
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	1,460	1,296,699
3.50%, 04/01/29 (Call 01/01/29)	718	668,638
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	616	574,974
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)(a)	491	520,980
Pacific Gas and Electric Co., 4.20%, 03/01/29 (Call 01/01/29)	545	504,147
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)	581	550,375
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	504	470,524
Security	Par (000)	Value

Electric (continued)
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	$856	$808,055
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	722	645,887
6.65%, 04/01/29	417	443,117
Series A, 4.20%, 03/01/29 (Call 12/01/28)	728	709,181
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	704	667,512
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)	723	658,263
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	466	424,372
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	954	838,537
		22,987,534
Electronics — 1.2%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	759	674,667
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	628	565,143
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	558	549,340
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	1,070	1,053,704
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)(a)	1,208	1,097,698
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	714	638,459
		4,579,011
Entertainment — 0.5%
Magallanes Inc., 4.05%, 03/15/29 (Call 01/15/29)(c)	2,272	2,084,696

Environmental Control — 0.4%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	753	707,316
Waste Management Inc., 2.00%, 06/01/29 (Call 04/01/29)	913	795,232
		1,502,548
Food — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	520	554,107
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)(a)	358	319,762
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.00%, 02/02/29 (Call 12/02/28)(c)	610	525,741
Kraft Heinz Foods Co., 4.63%, 01/30/29 (Call 10/30/28)(a)	668	671,707
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)	994	981,167
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	1,511	1,484,694
		4,537,178
Forest Products & Paper — 0.7%
Georgia-Pacific LLC, 7.75%, 11/15/29	530	616,788
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	1,992	1,999,709
		2,616,497
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)	650	579,845
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)(a)	1,050	940,065
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	858	811,840
		2,331,750
Health Care - Products — 0.9%
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)(a)	1,195	1,073,755
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	1,303	1,172,335
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)(a)	1,494	1,351,996
		3,598,086
Health Care - Services — 5.2%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	455	400,809
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	990	871,309
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)(a)	4,590	4,359,031
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	1,020	915,552
Elevance Health Inc., 2.88%, 09/15/29 (Call 06/15/29)	1,328	1,198,985

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)(c)	$825	$746,782
4.13%, 06/15/29 (Call 03/15/29)(a)	2,664	2,531,093
5.88%, 02/01/29 (Call 08/01/28)(a)	1,753	1,804,117
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	793	715,199
3.70%, 03/23/29 (Call 02/23/29)	1,089	1,026,078
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	1,019	911,332
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	1,042	899,173
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	718	702,434
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	393	372,816
UnitedHealth Group Inc.
2.88%, 08/15/29	1,465	1,338,790
4.00%, 05/15/29 (Call 03/15/29)	1,429	1,400,877
		20,194,377
Holding Companies - Diversified — 0.2%
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)	1,060	915,501

Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)(a)	585	524,493

Home Furnishings — 0.5%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	672	652,169
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	1,129	1,121,007
		1,773,176
Household Products & Wares — 0.5%
Clorox Co. (The), 4.40%, 05/01/29 (Call 03/01/29)	880	869,572
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	1,047	982,630
		1,852,202
Insurance — 3.6%
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	1,108	1,051,215
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	468	436,293
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)(a)	440	421,604
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	591	556,220
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	801	781,295
Corebridge Financial Inc., 3.85%, 04/05/29 (Call 02/05/29)(c)	1,524	1,428,171
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	847	797,662
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	949	847,875
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	528	479,588
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	2,278	2,255,789
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	533	497,401
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)(a)	671	637,732
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	807	794,847
6.63%, 03/01/29(a)	444	494,540
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	872	824,284
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	661	611,643
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	135	126,831
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)(a)	1,147	1,013,546
		14,056,536
Security	Par (000)	Value

Internet — 1.0%
Amazon.com Inc.
3.45%, 04/13/29 (Call 02/13/29)	$2,032	$1,954,053
4.65%, 12/01/29 (Call 10/01/29)	2,105	2,142,237
		4,096,290
Iron & Steel — 0.2%
ArcelorMittal SA, 4.25%, 07/16/29(a)	835	799,421

Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	620	558,961

Machinery — 1.3%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)	781	707,164
Deere & Co., 5.38%, 10/16/29(a)	688	731,268
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	503	448,465
John Deere Capital Corp.
2.80%, 07/18/29	749	685,455
3.35%, 04/18/29	823	779,809
3.45%, 03/07/29	988	941,406
4.85%, 10/11/29	295	304,154
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	607	580,777
		5,178,498
Manufacturing — 1.9%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	1,454	1,272,701
3.38%, 03/01/29 (Call 12/01/28)(a)	1,239	1,161,129
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	1,543	1,429,466
4.50%, 09/15/29 (Call 07/15/29)	1,450	1,440,923
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	600	568,740
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	549	515,324
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	1,018	969,930
		7,358,213
Media — 2.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,715	1,437,016
5.05%, 03/30/29 (Call 12/30/28)	1,756	1,708,167
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)	1,187	1,090,722
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	2,989	2,954,208
Paramount Global, 4.20%, 06/01/29 (Call 03/01/29)(a)	802	743,975
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)(a)	2,887	2,495,003
		10,429,091
Mining — 0.5%
Freeport-McMoRan Inc., 5.25%, 09/01/29 (Call 09/01/24)(a)	1,035	1,026,710
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	1,101	969,386
		1,996,096
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 08/15/23)	1,028	893,682

Oil & Gas — 3.4%
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	1,003	946,712
ConocoPhillips Co., 6.95%, 04/15/29	1,953	2,212,651
Coterra Energy Inc., 4.38%, 03/15/29	889	853,467
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	1,551	1,413,830
EQT Corp., 5.00%, 01/15/29 (Call 07/15/28)	555	538,455
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)(a)	1,621	1,470,052
Hess Corp., 7.88%, 10/01/29	709	806,020

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66, 3.15%, 12/15/29 (Call 09/15/29)(a)(c)	$965	$871,627
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)(a)	2,261	2,025,494
TotalEnergies Capital International SA, 3.45%, 02/19/29 (Call 11/19/28)	1,962	1,872,258
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)(a)	365	353,258
		13,363,824
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	705	641,423
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	703	644,764
		1,286,187
Packaging & Containers — 0.4%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	812	719,505
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	1,022	1,015,286
		1,734,791
Pharmaceuticals — 5.6%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)(a)	7,615	7,073,193
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)(a)	1,383	1,369,281
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)(a)	3,497	3,334,320
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)	2,694	2,471,071
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	1,409	1,352,457
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	1,706	1,619,472
Johnson & Johnson, 6.95%, 09/01/29(a)	205	249,104
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)(a)	2,409	2,315,145
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)(a)	2,205	2,126,722
		21,910,765
Pipelines — 4.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	631	622,261
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	2,477	2,327,092
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	1,740	1,633,042
DCP Midstream Operating LP, 5.13%, 05/15/29 (Call 02/15/29)	815	814,022
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	742	664,735
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	1,757	1,590,226
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	728	683,679
5.25%, 04/15/29 (Call 01/15/29)	2,243	2,264,398
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)	1,961	1,791,903
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	1,034	1,025,625
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	1,054	946,176
4.35%, 03/15/29 (Call 12/15/28)	909	866,313
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	1,557	1,400,366
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	1,185	1,214,613
		17,844,451
Real Estate Investment Trusts — 9.1%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	700	613,620
4.50%, 07/30/29 (Call 04/30/29)(a)	393	385,745
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	619	604,484
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	2,601	2,430,947
3.95%, 03/15/29 (Call 12/15/28)	838	788,927
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)	$662	$610,821
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	1,444	1,283,832
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	520	444,834
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	1,219	1,129,379
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	944	871,944
Corporate Office Properties LP, 2.00%, 01/15/29 (Call 11/15/28)	628	498,462
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	904	813,835
4.30%, 02/15/29 (Call 11/15/28)	857	831,659
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	492	468,354
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	1,468	1,348,255
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	365	304,428
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)(a)	1,878	1,697,937
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	796	720,555
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	692	654,258
Extra Space Storage LP, 3.90%, 04/01/29 (Call 02/01/29)	763	706,920
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	580	516,473
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	1,006	980,961
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	830	761,517
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	628	557,972
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	998	868,999
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)(a)	698	606,471
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	662	590,530
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	529	489,970
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	848	821,008
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	833	721,278
Prologis LP
2.88%, 11/15/29 (Call 08/15/29)	460	413,420
4.38%, 02/01/29 (Call 11/01/28)	474	467,852
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	1,022	962,479
Realty Income Corp.
3.10%, 12/15/29 (Call 09/15/29)	838	761,952
3.25%, 06/15/29 (Call 03/15/29)(a)	688	633,861
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	637	553,005
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	474	404,848
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)	2,009	1,743,993
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	550	495,776
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	593	542,370
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	385	371,818
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	1,207	1,158,201
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	783	658,464
4.13%, 03/15/29 (Call 09/15/28)	857	809,634
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	1,220	1,156,755
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	522	488,122
		35,746,925
Retail — 3.1%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	476	452,224
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	2,475	2,296,676
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	2,393	2,264,903
6.50%, 03/15/29	405	444,018

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)(a)	$1,485	$1,339,069
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	806	770,971
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	1,597	1,510,139
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	1,629	1,554,848
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	337	302,670
3.25%, 07/08/29 (Call 04/08/29)(a)	1,117	1,069,538
		12,005,056
Semiconductors — 4.1%
Broadcom Inc.
4.00%, 04/15/29 (Call 02/15/29)(c)	1,175	1,099,870
4.75%, 04/15/29 (Call 01/15/29)	2,416	2,388,554
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	2,645	2,326,304
4.00%, 08/05/29 (Call 06/05/29)(a)	1,240	1,209,074
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	1,280	1,263,808
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)(a)	1,615	1,586,980
Micron Technology Inc.
5.33%, 02/06/29 (Call 11/06/28)(a)	1,052	1,059,175
6.75%, 11/01/29 (Call 09/01/29)	1,215	1,293,550
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)	1,347	1,294,440
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	1,201	1,087,145
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	1,193	1,059,253
TSMC Arizona Corp., 4.13%, 04/22/29 (Call 02/22/29)(a)	560	549,377
		16,217,530
Software — 2.5%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	1,159	1,016,014
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)(a)	660	621,509
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	4,355	4,054,418
Oracle Corp., 6.15%, 11/09/29 (Call 09/09/29)	1,930	2,062,707
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	1,178	1,055,617
Workday Inc., 3.70%, 04/01/29 (Call 02/01/29)	1,180	1,113,047
		9,923,312
Telecommunications — 5.0%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	1,220	1,139,663
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	4,675	4,592,346
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	552	509,369
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	1,157	1,129,880
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	870	756,935
2.63%, 02/15/29 (Call 02/15/24)	1,525	1,336,769
3.38%, 04/15/29 (Call 04/15/24)	3,425	3,128,292
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	1,604	1,544,155
4.02%, 12/03/29 (Call 09/03/29)(c)	50	47,912
4.02%, 12/03/29 (Call 09/03/29)(a)	5,543	5,311,524
		19,496,845
Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.3%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	$1,392	$1,272,260

Transportation — 1.9%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	1,576	1,560,555
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	1,268	1,158,331
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	696	619,781
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	697	615,465
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)	1,141	1,108,949
6.63%, 02/01/29(a)	600	671,928
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	734	657,473
3.40%, 03/15/29 (Call 12/15/28)	1,122	1,074,192
		7,466,674
Trucking & Leasing — 0.2%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	652	642,409

Water — 0.3%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	826	772,921
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	478	445,052
		1,217,973
Total Long-Term Investments — 98.6%
(Cost: $403,405,456)		386,208,936

Short-Term Securities

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	25,620	25,635,108
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	1,613	1,613,000

Total Short-Term Securities — 7.0%
(Cost: $27,230,894)		27,248,108

Total Investments — 105.6%
(Cost: $430,636,350)		413,457,044

Liabilities in Excess of Other Assets — (5.6)%		(21,758,703)

Net Assets — 100.0%		$391,698,341

(a)	All or a portion of this security is on loan.

(b)	Zero-coupon bond.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,119,990	$—		$(1,504,393	)(a)	$1,625	$17,886	$25,635,108	25,620	$26,872	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,063,000	550,000	(a)	—		—	—	1,613,000	1,613	8,073		1
						$1,625	$17,886	$27,248,108		$34,945		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$386,208,936	$—	$386,208,936
Short-Term Securities
Money Market Funds	27,248,108	—	—	27,248,108
	$27,248,108	$386,208,936	$—	$413,457,044